Revenue - Schedule of Components of Revenue, Net (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Revenue from services
Total	$ 2,449,368	$ 2,421,438	$ 6,937,250	$ 7,717,064	$ 9,897,233	$ 8,826,206
Facilitation Revenue [Member]
Revenue from services
Revenue	2,448,571	2,421,438	6,894,511	7,717,064
Chauffeur Driven Vehicle Services [Member]
Revenue from services
Revenue	797		797
Other Operating Revenues [Member]
Revenue from services
Revenue			$ 41,942